Advances to suppliers (Details 2) - Allowance for advances to supplier - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement of allowances
Balance at beginning of the year	¥ 129,307	¥ 72,327	¥ 158,452
Allowance made during the year	1,045	63,331	10,392
Recoveries		(6,351)
Written off	(4,553)		(96,517)
Balance at end of the year	¥ 125,799	¥ 129,307	¥ 72,327